Related Party Transactions (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands							9 Months Ended		12 Months Ended
	Feb. 24, 2017	Feb. 24, 2016	Feb. 24, 2016	Feb. 24, 2015	Feb. 24, 2015	Mar. 26, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of preferred dividend							$ 240	$ 240	$ 240
Loss on termination of MSA										5,421
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated cost of equity				13.90%
1347 Advisors, LLC [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of preferred dividend	$ 240	$ 240	$ 240
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative shares to be received per milestone						375,000
Trading period to achieve milestones						20 days
Maximum trading period to achieve milestones						30 days
Performance Shares [Member] | 1347 Advisors, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share				$ 10.00
Shares to be received per milestone				100,000
Discount of debt				$ 4,200	$ 4,200
Future amortization of discount				1,889	1,889		$ 276	$ 263	$ 355	$ 282
Performance Shares [Member] | 1347 Advisors, LLC [Member] | Through February 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future amortization of discount				$ 1,252	$ 1,252
Performance Shares [Member] | 1347 Advisors, LLC [Member] | Warrants to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued, shares called				1,500,000	1,500,000
Warrant expire year					7 years
Estimated fair value on date of grant					$ 1,010
Performance Shares [Member] | 1347 Advisors, LLC [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred shares issued					120,000
Performance Shares [Member] | Milestone $12.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share						$ 12.00
Shares to be received per milestone						125,000
Performance Shares [Member] | Milestone $15.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share						$ 15.00
Shares to be received per milestone						125,000
Performance Shares [Member] | Milestone $18.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share						$ 18.00
Shares to be received per milestone						125,000